united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

17605 Wright Street, Omaha, Nebraska 68130

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 12/31

Date of reporting period: 6/30/16

Item 1. Reports to Stockholders.

Class A Shares (BHTAX)

Class C Shares (BHTCX)

Semi-Annual Report

June 30, 2016

1-877-760-0005

www.bh-adv.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

Beech Hill Total Return Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2016

The Fund's performance figures* for the periods ended June 30, 2016, as compared to its benchmark:

	Six Month	1 Year	3 Year	5 Year	Since Inception***
Beech Hill Total Return Fund Class A	3.75%	(8.46)%	3.54%	3.62%	2.65%
Beech Hill Total Return Fund Class A with load	(0.39)%	(12.09)%	2.15%	2.78%	1.88%
Beech Hill Total Return Fund Class C	3.36%	(9.16)%	2.75%	2.82%	1.87%
S&P 500 Total Return Index **	3.84%	3.99%	11.66%	12.10%	11.74%
* The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 4.00%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than 1 year are annualized. The Fund's advisor has contactually agreed to reduce its fees and to reimburse expenses at least until April 30, 2017. The Fund’s total annual operating expense, before fee waiver and/or reimbursements, including underlying fund fees, is 2.59% for Class A shares, and 3.34% for Class C shares per the most recent prospectus. Class A shares are subject to a maximum sales charge of 4.00% imposed on purchases. Purchases of $1million or more of Class A shares may be subject to a contigent defered sales charge of up to 0.50% on shares redeemed within the first 18 months after purchase. For performance information current to the most recent month-end, please call toll-free 1-877-760-0005.

** The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.
*** Inception date is January 24, 2011.

Holdings by Industry as of June 30, 2016			% of Net Assets
Pharmaceuticals			14.8%
Real Estate Investment Trust			13.2%
Telecommunications			10.7%
Internet			9.7%
Semiconductors			5.4%
Media			5.1%
Computers			3.5%
Healthcare Services			3.4%
Cosmetics/Personal Care			3.1%
Insurance			3.0%
Other Assets in Excess of Liabilities			28.1%
			100.0%

Please refer to the Portfolio of Investments in this semi - annual report for a detailed analysis of the Fund's holdings.

Beech Hill Total Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2016

Shares		Fair Value
	COMMON STOCK - 75.7%
	AEROSPACE/DEFENSE - 2.4%
2,000	Boeing Co.	$ 259,740

	APPAREL - 2.5%
5,000	NIKE, Inc.	276,000

	AUTO MANUFACTURERS - 2.6%
10,000	General Motors Co.^	283,000

	AUTO PARTS & EQUIPMENT - 2.1%
5,000	Mobileye NV*	230,700

	COMMERCIAL SERVICES - 2.6%
8,000	Paypal Holding*	292,080

	COMPUTERS - 3.5%
4,000	Apple, Inc.	382,400

	COSMETICS/PERSONAL CARE - 3.1%
4,000	Procter & Gamble Co.^	338,680

	INSURANCE - 3.0%
2,250	Berkshire Hathaway, Inc. *	325,778

	INTERNET - 9.7%
440	Alphabet, Inc. *	309,553
3,000	Facebook, Inc. *	342,840
15,000	Pandora Media*	186,750
14,000	Twitter, Inc. *	236,740
		1,075,883
	LODGING - 2.7%
4,500	Marriott Internatinal	299,070

	MEDIA - 5.1%
9,000	Viacom Inc Class B	373,230
2,000	Walt Disney Co	195,640
		568,870
	MISCELLANEOUS MANUFACTURING - 2.8%
10,000	General Electric Co.	314,800

	PHARMACEUTICALS - 14.8%
5,500	AbbVie, Inc.	340,505
3,000	Johnson & Johnson	363,900
4,500	Merck & Co., Inc.	259,245
11,000	Pfizer, Inc.	387,310
7,000	Sanofi ADR	292,950
		1,643,910

Beech Hill Total Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2016

Shares		Fair Value
	RETAIL - 2.7%
3,725	Lowe's Cos, Inc.^	$ 294,908

	SEMICONDUCTORS - 5.4%
5,000	QUALCOMM, Inc.	328,000
10,000	Intel Corp.	267,850
		595,850
	TELECOMMUNICATIONS - 10.7%
10,000	AT&T, Inc.^	432,100
12,500	Cisco Systems, Inc.	358,625
7,000	Verizon Communications, Inc.^	390,880
		1,181,605
	TOTAL COMMON STOCK (Cost $7,582,626)	8,363,274

	PREFERRED STOCK - 9.3%
	HEALTHCARE SERVICES - 3.4%
8,500	Anthem, Inc.*	380,205

	MINING - 1.8%
6,000	Alcoa, Inc. *	197,220

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 4.1%
4,000	American Tower Corp*	449,280

	TOTAL PREFERRED STOCK (Cost $1,030,637)	1,026,705

	REAL ESTATE INVESTMENT TRUST (REITS) - 9.1%
25,000	DDR Corp.	453,500
2,000	Digital Realty	217,980
4,500	Welltower, Inc.	334,340
	TOTAL REITS (Cost $861,902)	1,005,820

	SHORT-TERM INVESTMENTS - 0.2%
	MONEY MARKET FUND - 0.2%
26,765	Dreyfus Treasury Prime Cash Management, Institutional Class, 0.16%** (Cost $26,765)	$ 26,765

	TOTAL INVESTMENTS - 94.3% (Cost $9,501,930) (a)	10,422,564
	OTHER ASSETS IN EXCESS OF LIABILITIES - 5.7%	628,276
	TOTAL NET ASSETS - 100.0%	$ 11,050,840

Beech Hill Total Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2016

Contracts***			Fair Value
	SCHEDULE OF CALL OPTIONS WRITTEN - (0.3) % *

100	AT&T Inc*
	Expiration August 2016, Exercise Price $41.00		$ 22,400
100	General Motors Co.*
	Expiration August 2016, Exercise Price $30.00		4,100
70	Verizon Communications*
	Expiration August 2016, Exercise Price $55.00		9,940

	TOTAL CALL OPTIONS WRITTEN (Premiums Received $25,119)		$ 36,440

* Non-income producing security.
ADR- American Depositary Receipt
LP- Limited Partnership
REIT- Real Estate Investment Trust
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $ 9,476,812 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

^ All or a portion of the security is segregated as collateral for options written.

		Unrealized appreciation:	1368714
		Unrealized depreciation:	(422,962)
		Net unrealized appreciation:	$ 945,752

Beech Hill Total Return Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2016

ASSETS
Investment securities:
At cost	$ 9,501,930
At value	$ 10,422,564
Cash	622,777
Receivable for securities sold	129,752
Dividends and interest receivable	16,813
Prepaid expenses and other assets	14,178
TOTAL ASSETS	11,206,084

LIABILITIES
Options Written, at value (Premium - $25,119)	36,440
Payable for investments purchased	81,313
Payable to Advisor	13,221
Distribution (12b-1) fees payable	8,558
Payable to related parties	6,337
Accrued expenses and other liabilities	9,375
TOTAL LIABILITIES	155,244
NET ASSETS	$ 11,050,840

Composition of Net Assets:
Paid in capital ($0 par value, unlimited shares authorized)	$ 11,126,489
Undistributed net investment income	1,386
Accumulated net realized loss from investment transactions, equity options
and foreign currency	(986,347)
Net unrealized appreciation on investments, equity options and foreign currency	909,312
NET ASSETS	$ 11,050,840

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 1,000,416
Shares of beneficial interest outstanding	98,570
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (a)(b)	$ 10.15
Maximum offering price per share
(net asset value plus maximum sales charge of 4.00%) (c)	$ 10.57

Class C Shares:
Net Assets	$ 10,050,424
Shares of beneficial interest outstanding	1,011,389
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (b)	$ 9.94

(a)	For certain Class A purchases of $1 million or more, a 0.50% contingent deferred sales charge may apply to redemptions made within eighteen months of purchase.
(b) Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.
(c) On investments of $250,000 or more, the offering price is reduced.

Beech Hill Total Return Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2016

INVESTMENT INCOME
Dividends (net of withholding taxes of $1,214)	$ 165,428
Interest	770
TOTAL INVESTMENT INCOME	166,198

EXPENSES
Investment advisory fees	52,624
Distribution (12b-1) fees:
Class A	1,165
Class C	47,965
Administrative services fees	18,061
Accounting services fees	11,742
Transfer agent fees	9,145
Audit fees	7,254
Legal Fees	6,220
Trustees' fees and expenses	5,300
Registration fees	2,550
Non 12b-1 shareholder servicing fees	1,154
Custodian fees	987
Compliance officer fees	375
Insurance expense	246
TOTAL EXPENSES	164,788
Less: Fees waived	(36,861)
NET EXPENSES	127,927

NET INVESTMENT INCOME	38,271

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized Gain (loss) from:
Investment transactions	(6,124)
Equity Options	19,108
Total Realized gain	12,984
Net change in unrealized appreciation (depreciation) on:
Investment transactions and foreign currency translations	299,038
Equity Options	(11,322)
Total Change in unrealized appreciation	287,716

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	300,700

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 338,971

Beech Hill Total Return Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six	For the
	Months Ended	Year Ended
	June 30, 2016	December 31,
	(Unaudited)	2015
FROM OPERATIONS
Net investment income	$ 38,271	$ 21,434
Net realized gain (loss) from investment transactions , Options, and foreign currency transactions	12,984	(121,023)
Net change in unrealized appreciation (depreciation) on investments, Options, and foreign currency translations	287,716	(947,680)
Net increase (decrease) in net assets resulting from operations	338,971	(1,047,269)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(6,610)	(22,640)
Class C	(33,855)	(176,004)
From Distributions to shareholders	(40,465)	(198,644)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	15,709	358,532
Class C	485,811	2,018,490
Net asset value of shares issued in reinvestment of distributions:
Class A	6,610	22,640
Class C	33,854	176,004
Redemption fee proceeds:
Class C	-	3
Payments for shares redeemed:
Class A	-	(167,360)
Class C	(798,739)	(1,937,134)
Net increase (decrease) in net assets from shares of beneficial interest	(256,755)	471,175

TOTAL INCREASE (DECREASE) IN NET ASSETS	41,751	(774,738)

NET ASSETS
Beginning of Period	11,009,089	11,783,827
End of Period *	$ 11,050,840	$ 11,009,089
*Includes accumulated net investment income of:	$ 1,386	$ 3,580

Beech Hill Total Return Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Six	For the
	Months Ended	Year Ended
	June 30, 2016	December 31,
	(unaudited)	2015
SHARE ACTIVITY
Class A:
Shares Sold	1,603	32,212
Shares Reinvested	665	2,240
Shares Redeemed	-	(14,573)
Net increase in shares of beneficial interest outstanding	2,268	19,879

Class C:
Shares Sold	51,293	188,632
Shares Reinvested	3,482	18,018
Shares Redeemed	(85,478)	(185,774)
Net increase (decrease) in shares of beneficial interest outstanding	(30,703)	20,876

Beech Hill Total Return Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period Presented

	Class A
	Six Months		Year		Year		Year		Year		Period
	Ended		Ended		Ended		Ended		Ended		Ended
	June 30, 2016		December 31,		December 31,		December 31,		December 31,		December 31,
	(Unaudited)		2015		2014		2013		2012		2011 (1)
Net asset value, beginning of period	$ 9.86		$ 10.94		$ 11.51		$ 9.79		$ 9.39		$ 10.00

Activity from investment operations:
Net investment income (2)	0.07		0.09		0.07		0.12		0.22		0.05
Net realized and unrealized
gain (loss) on investments	0.29		(0.93)		0.09		1.71		0.35		(0.66)
Total from investment operations	0.36		(0.84)		0.16		1.83		0.57		(0.61)

Less distributions from:
Net Investment Income	(0.07)		(0.24)		-		-		(0.14)		-
Return of Capital	-		-		(0.02)		(0.11)		-		-
Net Realized Gains	-		-		(0.71)		-		(0.03)		-
Total distributions	(0.07)		(0.24)		(0.73)		(0.11)		(0.17)		-
Paid-in-Capital From Redemption Fees	-		-	(7)	-	(7)	-	(7)	-	(7)	-	(7)

Net asset value, end of period	$ 10.15		$ 9.86		$ 10.94		$ 11.51		$ 9.79		$ 9.39

Total return (3)	3.75%	(6)	(7.71)%		1.64%		18.87%		6.08%		(6.10)%	(6)

Net assets, at end of period (000s)	$ 1,000		$ 949		$ 836		$ 790		$ 500		$ 169

Ratio of gross expenses to average
net assets (4)(8)	2.45%	(5)	2.59%		2.85%		3.18%		2.84%		4.34%	(5)
Ratio of net expenses to average
net assets (8)	1.75%	(5)	1.75%		1.75%		1.75%		1.75%		1.75%	(5)
Ratio of net investment income
to average net assets (8)	1.40%	(5)	0.86%		0.56%		1.19%		2.28%		0.64%	(5)

Portfolio Turnover Rate	52%	(6)	80%		84%		100%		61%		38%	(6)

(1)	The Beech Hill Total Return Fund's Class A shares commenced operations January 24, 2011.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5)	Annualized for periods less than one full year.
(6) Not annualized.
(7)	Amount represents less than $0.01 per share.
(8)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

Beech Hill Total Return Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period Presented

	Class C
	Six Months		Year		Year		Year		Year		Period
	Ended		Ended		Ended		Ended		Ended		Ended
	June 30, 2016		December 31,		December 31,		December 31,		December 31,		December 31,
	(Unaudited)		2015		2014		2013		2012		2011 (1)
Net asset value, beginning of period	$ 9.65		$ 10.72		$ 11.38		$ 9.70		$ 9.33		$ 10.00

Activity from investment operations:
Net investment income (loss) (2)	0.03		0.01		(0.02)		0.05		0.15		(0.02)
Net realized and unrealized
gain (loss) on investments	0.29		(0.92)		0.09		1.69		0.34		(0.65)
Total from investment operations	0.32		(0.91)		0.07		1.74		0.49		(0.67)

Less distributions from:
Net investment Income	(0.03)		(0.16)		-		-		(0.09)		-
Return of Capital	-		-		(0.02)		(0.06)		-		-
Net Realized Gains	-		-		(0.71)		-		(0.03)		-
Total distributions	(0.03)		(0.16)		(0.73)		(0.06)		(0.12)		-
Paid-in-Capital From Redemption Fees	-		-	(7)	-	(7)	-	(7)	-	(7)	-	(7)

Net asset value, end of period	$ 9.94		$ 9.65		$ 10.72		$ 11.38		$ 9.70		$ 9.33

Total return (3)	3.36%	(6)	(8.47)%		0.86%		17.98%		5.22%		(6.70)%	(6)

Net assets, at end of period (000s)	$ 10,050		$ 10,060		$ 10,948		$ 8,519		$ 7,957		$ 7,014

Ratio of gross expenses to average
net assets (4)(8)	3.20%	(5)	3.34%		3.60%		3.92%		3.77%		4.32%	(5)
Ratio of net expenses to average
net assets (8)	2.50%	(5)	2.50%		2.50%		2.50%		2.50%		2.50%	(5)
Ratio of net investment income (loss)
to average net assets (8)	0.66%	(5)	0.12%		(0.21)%		0.46%		1.59%		(0.23)%	(5)

Portfolio Turnover Rate	52%	(6)	80%		84%		100%		61%		38%	(6)

(1)	The Beech Hill Total Return Fund's Class C shares commenced operations January 24, 2011.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5)	Annualized for periods less than one full year.
(6) Not annualized.
(7)	Amount represents less than $0.01 per share.
(8)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

Beech Hill Total Return Fund

NOTES TO FINANCIAL STATEMENTS

June 30, 2016 (Unaudited)

1.	ORGANIZATION

The Beech Hill Total Return Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005 and registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Fund seeks total return from income and capital appreciation. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

The Fund currently offers Class A and Class C shares. Class A shares are offered at net asset value plus a maximum sales charge of 4.00%. Load-waved purchases of Class A shares may be subject to a contingent deferred sales charge of up to 0.50% on shares redeemed within 18 months of purchase. Class C shares are offered at net asset value. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2016 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 8,363,274	$ -	$ -	$ 8,363,274
Preferred Stock	1,026,705	-	-	1,026,705
Real Estate Investment Trusts (REITs)	1,005,820	-	-	1,005,820
Short-Term Investments	26,765	-	-	26,765
Total	$ 10,422,564	$ -	$ -	$ 10,422,564

Liabilities	Level 1	Level 2	Level 3	Total
Call Options Written	$ 36,440	$ -	$ -	$ 36,440
Total	$ 36,440	$ -	$ -	$ 36,440

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period. The Fund did not hold any Level 3 securities during the period.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Foreign Currency Transactions – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on the return filed for the open tax years (2012 – 2014), or expected to be taken in the Fund’s 2015 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska State and foreign jurisdictions where the Fund may make significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When the Fund writes put and call options, an amount equal to the premium received is included in the statement of assets and liability as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

During the six month ended June 30, 2016 the Fund’s realized gain on option contracts subject to equity price risk amounted to $19,108.

The locations on the Statement of Assets and Liabilities of derivative instruments by type of exposure, all of which are not accounted for as hedging instruments under GAAP, are as follows:

Liability Derivatives
Contract Type/Primary Risk Exposure	Balance Sheet Location	Fair Value
Equity Risk	Options written, at value	$ (36,440)

The effect of derivative instruments on the Statement of Operations for the six month ended June 30, 2016 was as follows:

Derivatives Not Accounted for as Hedging Instruments under GAAP	Primary Risk Exposure	Location of Gain (Loss) on Derivatives Recognized in Income	Realized and Unrealized Gain (Loss) on Liability Derivatives Recognized in Income
Options written	Equity Risk	Net realized gain from Options written	$ 19,108
Options written	Equity Risk	Net change in unrealized depreciation on options written	(11,322)
Total			$ 7,786

Offsetting of Financial Assets and Derivative Liabilities –

The following table presents the Fund’s liability derivatives available for offset under a master netting arrangement net of collateral pledged as of June 30, 2016.

Liabilities					Statement of Assets & Liabilities
			Gross Amounts	Net Amounts
			Offset in the	Presented in the
	Gross Amounts		Statement of	Statement of
	of Recognized		Assets &	Assets &	Financial	Collateral
Description	Liabilities		Liabilities	Liabilities	Instruments	Pledged/Received		Net Amount
Written Options	$ 36,440	(1)	$ -	$ 36,440	$ -	$ 36,440	(2)	$ -
Total	$ 36,440		$ -	$ 36,440	$ -	$ 36,440		$ -

(1) Written options at value as presented in the Schedule of Investments.

(2) The amount is limited to the derivative liability balance and, accordingly, does not include excess collateral pledged.

Options Contracts - The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may purchase or sell (write) options to help hedge against risk. When a Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As the writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in price of the security underlying the written option.

The number of option contracts written and the premiums received by the Fund for the period ended June 30, 2016, were as follows:

Call Options Written	Contracts	Received
Options outstanding, December 31, 2015	0	$ -
Options written	685	85,455
Options closed	(175)	(20,867)
Options excercised	(100)	(18,895)
Options expired	(140)	(20,574)
Options outstanding, June 30, 2016	270	$ 25,119

The amounts of derivative instruments disclosed on the Portfolios of Investments at June 30, 2016 is a reflection of the volume of derivatives for the Fund.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the

Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended June 30, 2016, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $3,922,519 and $2,910,680 respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Beech Hill Advisors, Inc. serves as the Fund’s investment advisor (the “Advisor”). Pursuant to an investment advisory agreement with the Trust, on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets. For the six months ended June 30, 2016, the Advisor earned $52,624 in advisory fees.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until April 30, 2017, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses’ fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses) borrowing costs (such as interest and dividend expenses on securities sold short), taxes, or extraordinary expenses, such as litigation do not exceed 1.75% and 2.50% per annum of the Fund’s average daily net assets for Class A and Class C shares, respectively (the “expense limitation”).

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's operating expenses are subsequently less than the expense limitation, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed the expense limitation. If Fund Operating Expenses attributable to Class A and Class C shares subsequently exceed the expense limitation the reimbursements shall be suspended. As of December 31, 2015, fee waivers subject to total recapture by the Advisor was $124,794 by December 31, 2016, $120,607 by December 31, 2017 and $102,334 by December 31, 2018.

The Advisor may seek reimbursement only for total expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

For the six months ended June 30, 2016, the Advisor waived fees in the amount of $36,861.

During the six months ended June 30, 2016, Beech Hill Securities, Inc., a registered broker/dealer and an affiliate of the Fund, executed trades on behalf of the Fund. Beech Hill Advisors, Inc. received $10,961 in brokerage commissions during the period.

The Trust has adopted the Trust’s Master Distribution Plan and Agreement (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act for each of the Fund’s Class A and Class C shares. The Plans provide that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of the average daily net assets attributable to the Class A shares and 1.00% of the average daily net assets attributable to Class C shares and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. The Plans are compensation plans, which means that compensation is provided regardless of 12b-1 expenses incurred. The Fund’s Class A and Class C shares incurred $1,165 and $47,965 of said 12b-1 fees, respectively, during the six months ended June 30, 2016.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A and Class C shares. For the six months ended June 30, 2016, the Distributor received $0 in underwriting commissions for sales of Class A and Class C shares, of which $0 was retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”)

GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to a separate servicing agreement with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. A Trustee and certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”)

Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. For the six months ended June 30, 2016, the Fund received $0 in redemption fees.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the year ended December 31, 2015 and December 31, 2014 was as follows:

	December 31, 2015	December 31, 2014
Ordinary Income	$ 198,644	$ -
Long-Term Capital Gain	-	725,466
Return of Capital	-	21,158
	$ 198,644	$ 746,624

As of December 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Gains	Capital Loss Carry Forwards	Other Book/Tax Differences	Post October Loss and Late Year Loss	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficits)
$ 3,580	$ -	$ (495,952)	$ -	$ (503,379)	$ (621,596)	$ (374,155)

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $503,379.

At December 31, 2015, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Permanent book and tax differences, primarily attributable to adjustments related to publicly traded partnerships and C-Corporation return of capital distributions resulted in reclassification for the Fund for the year end December 31, 2015 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$ -	$ 150,014	$ (150,014)

7.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Beech Hill Total Return Fund

EXPENSE EXAMPLES (Unaudited)

June 30, 2016

As a shareholder of the Beech Hill Total Return Fund, you incur two types of costs: (1) transaction costs, including (a) redemption fees on redemptions made within 30 days of purchase and (b) sales charges (loads) on purchases of, or contingent deferred sales charges on certain redemptions of, Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Beech Hill Total Return Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 through June 30, 2016.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid during Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Beech Hill Total Return Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16 – 6/30/16	Expense Ratio During Period** 1/1/16 – 6/30/16
Class A	$1,000.00	$1,37.50	$8.87	1.75%
Class C	1,000.00	1,033.60	12.64	2.50

Hypothetical (5% return before expenses)	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16 – 6/30/16	Expense Ratio During Period** 1/1/16 – 6/30/16
Class A	$1,000.00	$1,016.16	$8.77	1.75%
Class C	1,000.00	1,012.43	12.51	2.50

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (366).

**Annualized.

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•         Social Security number and wire transfer instructions

•         account transactions and transaction history

•         investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•   open an account or deposit money

•   direct us to buy securities or direct us to sell your securities

•   seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•   sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•   affiliates from using your information to market to you.

•   sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-760-0005 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-760-0005.

INVESTMENT ADVISOR

Beech Hill Advisors, Inc

880 Third Ave., 16th Floor

New York, NY 10022

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 9/7/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 9/7/16

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Financial Officer/Treasurer

Date 9/7/16